Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan utilizes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Plan’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Registered investment companies	$34,502,735	$34,502,735	$—	$—
Common/Collective Trusts	1,934,597,398	1,934,597,398	—	—
AMETEK Stock Fund	152,167,874	152,167,874	$—	$—
Investments, at Fair Value	$2,121,268,007	$2,121,268,007	$—	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Registered investment companies	$817,401,369	$817,401,369	$—	$—
Common/Collective Trusts	827,600,218	827,600,218	—	—
Investments, at Fair Value	$1,645,001,587	$1,645,001,587	$—	$—